Revenue - Schedule of Revenue Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 2,613,142	¥ 1,932,753	¥ 2,515,660
Other revenue	1,207	1,083	1,150
Total	2,614,349	1,933,836	2,516,810
Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,625,414	1,200,722	1,475,559
Total	1,626,616	1,212,821	1,476,693
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	987,728	732,031	1,040,101
Total	987,733	721,015	1,040,117
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,254,284	3,177,433	4,146,149
Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,150,041	780,941	1,100,731
Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	858,714	586,381	641,477
Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,824,802	1,438,255	1,995,933
Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	256,050	180,640	185,286
Operating segments [member] | Pipeline transportation business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,360	52,273	70,568
Operating segments [member] | Non-oil sales in gas stations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,148	22,360	21,146
Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	134,962	115,500	129,858
Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(1,639,935)	(1,243,597)	(1,629,339)
Total	(1,639,935)	(1,243,597)	(1,629,339)
Exploration and production [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	116,280	92,906	123,423
Other revenue	349	231	225
Total	116,629	93,137	123,648
Exploration and production [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	68,327	27,028	41,596
Exploration and production [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,953	65,878	81,827
Exploration and production [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	688,334	530,807	676,320
Exploration and production [member] | Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	464,298	333,557	476,974
Exploration and production [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	133,148	118,388	110,837
Exploration and production [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	90,539	78,631	88,284
Exploration and production [member] | Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(571,705)	(437,670)	(552,672)
Total	(571,705)	(437,670)	(552,672)
Refining and chemicals [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	324,776	281,946	297,646
Other revenue	178	162	209
Total	324,954	282,108	297,855
Refining and chemicals [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	324,776	281,946	297,646
Refining and chemicals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	974,972	774,775	1,000,062
Refining and chemicals [member] | Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	759,912	616,063	834,879
Refining and chemicals [member] | Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	207,810	150,296	156,938
Refining and chemicals [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,072	8,254	8,036
Refining and chemicals [member] | Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(650,018)	(492,667)	(702,207)
Total	(650,018)	(492,667)	(702,207)
Marketing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,772,004	1,220,773	1,742,653
Other revenue	573	257	227
Total	1,772,577	1,221,030	1,742,880
Marketing [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	832,229	554,620	784,379
Marketing [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	939,775	666,153	958,274
Marketing [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,170,062	1,497,533	2,075,044
Marketing [member] | Operating segments [member] | Crude oil and condensate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	685,743	447,384	623,757
Marketing [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	344,196	173,696	238,999
Marketing [member] | Operating segments [member] | Refined products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,064,890	822,192	1,161,054
Marketing [member] | Operating segments [member] | Chemical Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48,240	30,344	28,348
Marketing [member] | Operating segments [member] | Non-oil sales in gas stations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,148	22,360	21,146
Marketing [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,272	1,300	1,513
Marketing [member] | Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(397,485)	(276,503)	(332,164)
Total	(397,485)	(276,503)	(332,164)
Natural gas and pipeline [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	397,412	334,933	349,898
Other revenue	84	401	473
Total	397,496	335,334	350,371
Natural gas and pipeline [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	397,412	334,933	349,898
Natural gas and pipeline [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	417,022	370,771	391,023
Natural gas and pipeline [member] | Operating segments [member] | Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	381,370	294,297	291,641
Natural gas and pipeline [member] | Operating segments [member] | Pipeline transportation business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,360	52,273	70,568
Natural gas and pipeline [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	32,208	23,800	28,341
Natural gas and pipeline [member] | Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(19,526)	(35,437)	(40,652)
Total	(19,526)	(35,437)	(40,652)
Head office and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,670	2,195	2,040
Other revenue	23	32	16
Total	2,693	2,227	2,056
Head office and other [member] | Mainland China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,670	2,195	2,040
Head office and other [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		0
Head office and other [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,894	3,547	3,700
Head office and other [member] | Operating segments [member] | Other goods and services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,871	3,515	3,684
Head office and other [member] | Intersegment elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(1,201)	(1,320)	(1,644)
Total	¥ (1,201)	¥ (1,320)	¥ (1,644)